Common Stock and Additional Paid-in Capital - Dividends (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	6 Months Ended
	Feb. 27, 2017	Apr. 11, 2017	Jul. 07, 2017	Jun. 30, 2017	Jun. 30, 2016
Payment of dividends	$ 2,500	$ 2,500		$ 5,001	$ 0
Date of dividend record	Mar. 15, 2017	May 01, 2017
Date of dividend payment	Mar. 30, 2017	May 12, 2017
Subsequent Event
Payment of dividends			$ 2,500
Date of dividend record			Jul. 20, 2017
Date of dividend payment			Aug. 02, 2017